Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantor Obligations [Line Items]
Document Period End Date	Dec. 31, 2012
Asbestos reserves, net	$ 1,800,000,000	$ 1,900,000,000
Environmental reserves, net	297,000,000	328,000,000
Total rental expenses on operating leases	105,000,000	122,000,000	132,000,000
Sublease rental income	6,000,000	13,000,000	4,000,000
Expected future minimum sublease rental income	4,000,000
Expected future minimum sublease rental income, In year two	2,000,000
Total unfunded commitments	598,000,000
Commitments to fund limited partnership and other alternative investments	562,000,000
Commitments to fund mortgage loans	30,000,000
Minimum percentage of premiums written per year	1.00%
Maximum percentage of premiums written per year	2.00%
Liabilities for guaranty fund and other insurance-related assessments	160,000,000	145,000,000
Premium tax offsets	34,000,000	31,000,000
Expected assessment related to executive insurance plan		22,000,000
Fair value of all derivative instruments with credit-risk-related contingent features	643,000,000
Collateral posted by insurance operating entities	589,000,000
Impact of rating triggers on three derivative relationships	18,800,000,000
Impact of rating triggers on three derivative relationships with fair value	331,000,000
Notional Amount	169,762,000,000	141,436,000,000
Fair Value	(279,000,000)	(458,000,000)
GMWB Derivative [Member]
Guarantor Obligations [Line Items]
Notional Amount	3,900,000,000
Fair Value	133,000,000
Collateral payment, preventing termination	45,000,000
Downgrade [Member]
Guarantor Obligations [Line Items]
Due from counterparties	375,000,000
Due to counterparties	44,000,000
Collateral Pledged	33,000,000
Single Notch Downgrade [Member]
Guarantor Obligations [Line Items]
Additional assets to be posted as collateral	37,000,000
Double Notch Downgrade [Member]
Guarantor Obligations [Line Items]
Additional assets to be posted as collateral	$ 57,000,000
Minimum [Member]
Guarantor Obligations [Line Items]
Commitment period of funding obligations related to private placement securities and mortgage loans	1 month
Commitment period of capital commitments	2 years
Maximum [Member]
Guarantor Obligations [Line Items]
Commitment period of funding obligations related to private placement securities and mortgage loans	1 year
Commitment period of capital commitments	4 years